SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS
7. SHORT-TERM INVESTMENTS

	2022	2021
Exclusive Investment fund (a)	-	-
Mutual investment funds (b)	1,228,093	896,212
Treasury bills (c)	539,450	646,586
Government securities (LFT) (d)	31,415	435,898
DBV fund	35,235	36,921
Restricted cash	1,481	44
	1,835,674	2,015,661

Current	1,800,439	1,978,740
Non-current	35,235	36,921

(a)   The Company concentrate most of its investments in an Exclusive Investment Fund, which holds interest in shares of the Essential   Investment Fund.

The values of the shares held by the Parent Company are presented under the item “Exclusive Investment Fund” at the Parent Company. The financial statements of the Exclusive Investment Fund, in which the group has exclusive participation (100% of the shares), were consolidated, except for the shares of the InstitutoNatura, and the amounts of its portfolio were segregated by type of investment and classified as cash and short-term investments, based on the accounting practices adopted by the Company. For the purposes of consolidated presentation, the exclusive investment fund balance, as well as the positions of the other subsidiaries are presented according to the financial component.

The balance as of December 31, 2022, related to the “Crer para Ver” line within the exclusive investment fund is R$91,340 (R$96,070 as of December 31, 2021).

(b)    Mutual investment funds refer to the investments of some subsidiaries of the Company, which are concentrated in the entities of Argentina, Chile, Colombia and Mexico.

(c)    As of December 31, 2022, investments in treasury bills are remunerated at an average rate of 109.69% of the CDI (120.0% as of December 31, 2021).

(d)    As of December 31, 2022, investments in Government securities (LFT) are remunerated at an average rate of 100.02% of the CDI (102.0% of the CDI as of December 31, 2021).

The breakdown of securities constituting the Essential Investment Fund portfolio, regarding which the Company holds 100% interest, on December 31, 2022 and 2021 is as follows:

	2022	2021
Certificate of bank deposits (CDB)	2,012	-
Repurchase operations (cash and cash equivalents)	937,645	569,349
Treasury bills	539,450	646,586
Government securities (LFT)	46,071	428,865
	1,525,178	1,644,800

These amounts are presented together with the other investments of the same nature of the Company in the consolidated.